Results for the Year - A reconciliation of Genmab's effective tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results for the Year
Net result before tax	kr 7,035	kr 3,983	kr 5,904
Tax at the Danish corporation tax rate of 22% for all periods	1,548	876	1,299
Adjustment to unrecognized deferred tax assets	(92)	137	67
Recognition of previously unrecognized tax losses and deductible temporary differences	(12)	119	(222)
Non-deductible expenses/non-taxable income and other permanent differences, net	73	(147)	(5)
All other	(4)	(10)	7
Total tax effect	(35)	99	(153)
Total tax expense (income)	1,513	975	1,146
Total tax for the period in shareholders' equity	kr (22)	kr (31)	kr (44)
Effective Tax Rate	21.50%	24.50%	19.40%
Applicable tax rate	22.00%	22.00%	22.00%